LONG-TERM DEBT - 2016 Notes (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2023	Jun. 30, 2016
2016 Notes
LONG-TERM DEBT
Principal		$ 250,000	$ 350,000
Series A
LONG-TERM DEBT
Repayments of debt	$ 100,000
Interest rate	4.54%
Series B
LONG-TERM DEBT
Principal		$ 200,000
Interest rate		4.84%
Series C
LONG-TERM DEBT
Principal		$ 50,000
Interest rate		4.94%